Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds III
Entity Central Index Key	0000893818
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000220930 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index Retirement Fund
Class Name	Institutional Shares
Trading Symbol	LERIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index Retirement Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.12%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 6	[1]
Expense Ratio, Percent	0.12%	[1],[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares	1.51%	9.24%	3.39%
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
MSCI USA Index	(1.62)	12.25	12.53
LifePath® ESG Index Retirement Fund Custom Benchmark	1.55	9.26	3.50
Bloomberg MSCI U.S. Aggregate ESG Focus Index	2.57	8.01	(1.11)

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,158,463
Holdings Count | Holding	12
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,158,463
Number of Portfolio Holdings	12
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.9%
Equity Funds	39.9%
Money Market Funds	25.0%
Liabilities in Excess of Other Assets	(24.8)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	51.9%
iShares ESG Aware MSCI USA ETF	22.5%
iShares TIPS Bond ETF	8.0%
iShares ESG Aware MSCI EAFE ETF	6.8%
iShares ESG Aware MSCI EM ETF	3.2%
iShares ESG Aware MSCI USA Small-Cap ETF	2.6%
iShares Developed Real Estate Index Fund, Class K	2.2%
iShares MSCI EAFE Small-Cap ETF	1.2%
iShares MSCI Canada ETF	0.9%
iShares MSCI Emerging Markets Small-Cap ETF	0.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	51.9%
iShares ESG Aware MSCI USA ETF	22.5%
iShares TIPS Bond ETF	8.0%
iShares ESG Aware MSCI EAFE ETF	6.8%
iShares ESG Aware MSCI EM ETF	3.2%
iShares ESG Aware MSCI USA Small-Cap ETF	2.6%
iShares Developed Real Estate Index Fund, Class K	2.2%
iShares MSCI EAFE Small-Cap ETF	1.2%
iShares MSCI Canada ETF	0.9%
iShares MSCI Emerging Markets Small-Cap ETF	0.5%
(a)	Excludes short-term securities.

C000220931 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index Retirement Fund
Class Name	Investor A Shares
Trading Symbol	LERAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index Retirement Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$18(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 18	[3]
Expense Ratio, Percent	0.37%	[3],[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares	1.35%	9.03%	3.14%
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
MSCI USA Index	(1.62)	12.25	12.53
LifePath® ESG Index Retirement Fund Custom Benchmark	1.55	9.26	3.50
Bloomberg MSCI U.S. Aggregate ESG Focus Index	2.57	8.01	(1.11)

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,158,463
Holdings Count | Holding	12
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,158,463
Number of Portfolio Holdings	12
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.9%
Equity Funds	39.9%
Money Market Funds	25.0%
Liabilities in Excess of Other Assets	(24.8)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	51.9%
iShares ESG Aware MSCI USA ETF	22.5%
iShares TIPS Bond ETF	8.0%
iShares ESG Aware MSCI EAFE ETF	6.8%
iShares ESG Aware MSCI EM ETF	3.2%
iShares ESG Aware MSCI USA Small-Cap ETF	2.6%
iShares Developed Real Estate Index Fund, Class K	2.2%
iShares MSCI EAFE Small-Cap ETF	1.2%
iShares MSCI Canada ETF	0.9%
iShares MSCI Emerging Markets Small-Cap ETF	0.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	51.9%
iShares ESG Aware MSCI USA ETF	22.5%
iShares TIPS Bond ETF	8.0%
iShares ESG Aware MSCI EAFE ETF	6.8%
iShares ESG Aware MSCI EM ETF	3.2%
iShares ESG Aware MSCI USA Small-Cap ETF	2.6%
iShares Developed Real Estate Index Fund, Class K	2.2%
iShares MSCI EAFE Small-Cap ETF	1.2%
iShares MSCI Canada ETF	0.9%
iShares MSCI Emerging Markets Small-Cap ETF	0.5%
(a)	Excludes short-term securities.

C000220929 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index Retirement Fund
Class Name	Class K Shares
Trading Symbol	LERKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index Retirement Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4(a)	0.07%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 4	[5]
Expense Ratio, Percent	0.07%	[5],[6]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares	1.52%	9.29%	3.44%
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
MSCI USA Index	(1.62)	12.25	12.53
LifePath® ESG Index Retirement Fund Custom Benchmark	1.55	9.26	3.50
Bloomberg MSCI U.S. Aggregate ESG Focus Index	2.57	8.01	(1.11)

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,158,463
Holdings Count | Holding	12
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,158,463
Number of Portfolio Holdings	12
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.9%
Equity Funds	39.9%
Money Market Funds	25.0%
Liabilities in Excess of Other Assets	(24.8)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	51.9%
iShares ESG Aware MSCI USA ETF	22.5%
iShares TIPS Bond ETF	8.0%
iShares ESG Aware MSCI EAFE ETF	6.8%
iShares ESG Aware MSCI EM ETF	3.2%
iShares ESG Aware MSCI USA Small-Cap ETF	2.6%
iShares Developed Real Estate Index Fund, Class K	2.2%
iShares MSCI EAFE Small-Cap ETF	1.2%
iShares MSCI Canada ETF	0.9%
iShares MSCI Emerging Markets Small-Cap ETF	0.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	51.9%
iShares ESG Aware MSCI USA ETF	22.5%
iShares TIPS Bond ETF	8.0%
iShares ESG Aware MSCI EAFE ETF	6.8%
iShares ESG Aware MSCI EM ETF	3.2%
iShares ESG Aware MSCI USA Small-Cap ETF	2.6%
iShares Developed Real Estate Index Fund, Class K	2.2%
iShares MSCI EAFE Small-Cap ETF	1.2%
iShares MSCI Canada ETF	0.9%
iShares MSCI Emerging Markets Small-Cap ETF	0.5%
(a)	Excludes short-term securities.

C000220934 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2065 Fund
Class Name	Institutional Shares
Trading Symbol	LEWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2065 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3(a)	0.06%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 3	[7]
Expense Ratio, Percent	0.06%	[7],[8]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares	(0.01)%	11.20%	9.68%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2065 Fund Custom Benchmark	0.08	11.05	9.75
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,505,292
Holdings Count | Holding	11
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,505,292
Number of Portfolio Holdings	11
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Money Market Funds	4.1%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(4.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	55.1%
iShares ESG Aware MSCI EAFE ETF	18.2%
iShares ESG Aware MSCI EM ETF	8.4%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	55.1%
iShares ESG Aware MSCI EAFE ETF	18.2%
iShares ESG Aware MSCI EM ETF	8.4%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

C000220932 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2065 Fund
Class Name	Investor A Shares
Trading Symbol	LEWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2065 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$15(a)	0.31%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 15	[9]
Expense Ratio, Percent	0.31%	[9],[10]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares	(0.15)%	10.90%	9.41%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2065 Fund Custom Benchmark	0.08	11.05	9.75
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,505,292
Holdings Count | Holding	11
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,505,292
Number of Portfolio Holdings	11
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Money Market Funds	4.1%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(4.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	55.1%
iShares ESG Aware MSCI EAFE ETF	18.2%
iShares ESG Aware MSCI EM ETF	8.4%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	55.1%
iShares ESG Aware MSCI EAFE ETF	18.2%
iShares ESG Aware MSCI EM ETF	8.4%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

C000220933 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2065 Fund
Class Name	Class K Shares
Trading Symbol	LEWKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2065 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.01%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 1	[11]
Expense Ratio, Percent	0.01%	[11],[12]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares	0.05%	11.18%	9.74%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2065 Fund Custom Benchmark	0.08	11.05	9.75
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,505,292
Holdings Count | Holding	11
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,505,292
Number of Portfolio Holdings	11
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Money Market Funds	4.1%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(4.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	55.1%
iShares ESG Aware MSCI EAFE ETF	18.2%
iShares ESG Aware MSCI EM ETF	8.4%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	55.1%
iShares ESG Aware MSCI EAFE ETF	18.2%
iShares ESG Aware MSCI EM ETF	8.4%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

C000220938 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2030 Fund
Class Name	Institutional Shares
Trading Symbol	LENIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2030 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5(a)	0.10%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 5	[13]
Expense Ratio, Percent	0.10%	[13],[14]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares	1.18%	9.43%	5.53%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2030 Fund Custom Benchmark	1.25	9.78	5.70
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,312,186
Holdings Count | Holding	12
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,312,186
Number of Portfolio Holdings	12
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	52.7%
Fixed-Income Funds	47.1%
Money Market Funds	16.1%
Liabilities in Excess of Other Assets	(15.9)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	39.9%
iShares ESG Aware MSCI USA ETF	29.7%
iShares ESG Aware MSCI EAFE ETF	9.4%
iShares TIPS Bond ETF	7.2%
iShares ESG Aware MSCI EM ETF	4.3%
iShares ESG Aware MSCI USA Small-Cap ETF	3.4%
iShares Developed Real Estate Index Fund, Class K	2.4%
iShares MSCI EAFE Small-Cap ETF	1.6%
iShares MSCI Canada ETF	1.2%
iShares MSCI Emerging Markets Small-Cap ETF	0.7%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	39.9%
iShares ESG Aware MSCI USA ETF	29.7%
iShares ESG Aware MSCI EAFE ETF	9.4%
iShares TIPS Bond ETF	7.2%
iShares ESG Aware MSCI EM ETF	4.3%
iShares ESG Aware MSCI USA Small-Cap ETF	3.4%
iShares Developed Real Estate Index Fund, Class K	2.4%
iShares MSCI EAFE Small-Cap ETF	1.6%
iShares MSCI Canada ETF	1.2%
iShares MSCI Emerging Markets Small-Cap ETF	0.7%
(a)	Excludes short-term securities.

C000220939 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2030 Fund
Class Name	Investor A Shares
Trading Symbol	LENAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2030 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$17(a)	0.35%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 17	[15]
Expense Ratio, Percent	0.35%	[15],[16]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares	0.95%	9.11%	5.25%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2030 Fund Custom Benchmark	1.25	9.78	5.70
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,312,186
Holdings Count | Holding	12
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,312,186
Number of Portfolio Holdings	12
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	52.7%
Fixed-Income Funds	47.1%
Money Market Funds	16.1%
Liabilities in Excess of Other Assets	(15.9)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	39.9%
iShares ESG Aware MSCI USA ETF	29.7%
iShares ESG Aware MSCI EAFE ETF	9.4%
iShares TIPS Bond ETF	7.2%
iShares ESG Aware MSCI EM ETF	4.3%
iShares ESG Aware MSCI USA Small-Cap ETF	3.4%
iShares Developed Real Estate Index Fund, Class K	2.4%
iShares MSCI EAFE Small-Cap ETF	1.6%
iShares MSCI Canada ETF	1.2%
iShares MSCI Emerging Markets Small-Cap ETF	0.7%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	39.9%
iShares ESG Aware MSCI USA ETF	29.7%
iShares ESG Aware MSCI EAFE ETF	9.4%
iShares TIPS Bond ETF	7.2%
iShares ESG Aware MSCI EM ETF	4.3%
iShares ESG Aware MSCI USA Small-Cap ETF	3.4%
iShares Developed Real Estate Index Fund, Class K	2.4%
iShares MSCI EAFE Small-Cap ETF	1.6%
iShares MSCI Canada ETF	1.2%
iShares MSCI Emerging Markets Small-Cap ETF	0.7%
(a)	Excludes short-term securities.

C000220940 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2030 Fund
Class Name	Class K Shares
Trading Symbol	LENKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2030 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2(a)	0.05%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 2	[17]
Expense Ratio, Percent	0.05%	[17],[18]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares	1.21%	9.46%	5.58%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2030 Fund Custom Benchmark	1.25	9.78	5.70
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,312,186
Holdings Count | Holding	12
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,312,186
Number of Portfolio Holdings	12
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	52.7%
Fixed-Income Funds	47.1%
Money Market Funds	16.1%
Liabilities in Excess of Other Assets	(15.9)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	39.9%
iShares ESG Aware MSCI USA ETF	29.7%
iShares ESG Aware MSCI EAFE ETF	9.4%
iShares TIPS Bond ETF	7.2%
iShares ESG Aware MSCI EM ETF	4.3%
iShares ESG Aware MSCI USA Small-Cap ETF	3.4%
iShares Developed Real Estate Index Fund, Class K	2.4%
iShares MSCI EAFE Small-Cap ETF	1.6%
iShares MSCI Canada ETF	1.2%
iShares MSCI Emerging Markets Small-Cap ETF	0.7%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	39.9%
iShares ESG Aware MSCI USA ETF	29.7%
iShares ESG Aware MSCI EAFE ETF	9.4%
iShares TIPS Bond ETF	7.2%
iShares ESG Aware MSCI EM ETF	4.3%
iShares ESG Aware MSCI USA Small-Cap ETF	3.4%
iShares Developed Real Estate Index Fund, Class K	2.4%
iShares MSCI EAFE Small-Cap ETF	1.6%
iShares MSCI Canada ETF	1.2%
iShares MSCI Emerging Markets Small-Cap ETF	0.7%
(a)	Excludes short-term securities.

C000220941 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2035 Fund
Class Name	Institutional Shares
Trading Symbol	LEJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2035 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4(a)	0.09%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 4	[19]
Expense Ratio, Percent	0.09%	[19],[20]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares	0.98%	10.29%	6.85%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2035 Fund Custom Benchmark	0.95	10.14	6.94
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,520,624
Holdings Count | Holding	12
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,520,624
Number of Portfolio Holdings	12
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	64.7%
Fixed-Income Funds	35.2%
Money Market Funds	13.0%
Liabilities in Excess of Other Assets	(12.9)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	36.3%
iShares ESG Aware U.S. Aggregate Bond ETF	29.0%
iShares ESG Aware MSCI EAFE ETF	11.6%
iShares TIPS Bond ETF	6.2%
iShares ESG Aware MSCI EM ETF	5.3%
iShares ESG Aware MSCI USA Small-Cap ETF	4.1%
iShares Developed Real Estate Index Fund, Class K	3.1%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares MSCI Canada ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	0.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	36.3%
iShares ESG Aware U.S. Aggregate Bond ETF	29.0%
iShares ESG Aware MSCI EAFE ETF	11.6%
iShares TIPS Bond ETF	6.2%
iShares ESG Aware MSCI EM ETF	5.3%
iShares ESG Aware MSCI USA Small-Cap ETF	4.1%
iShares Developed Real Estate Index Fund, Class K	3.1%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares MSCI Canada ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	0.9%
(a)	Excludes short-term securities.

C000220942 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2035 Fund
Class Name	Investor A Shares
Trading Symbol	LEJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2035 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$17(a)	0.34%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 17	[21]
Expense Ratio, Percent	0.34%	[21],[22]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares	0.79%	9.91%	6.57%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2035 Fund Custom Benchmark	0.95	10.14	6.94
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,520,624
Holdings Count | Holding	12
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,520,624
Number of Portfolio Holdings	12
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	64.7%
Fixed-Income Funds	35.2%
Money Market Funds	13.0%
Liabilities in Excess of Other Assets	(12.9)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	36.3%
iShares ESG Aware U.S. Aggregate Bond ETF	29.0%
iShares ESG Aware MSCI EAFE ETF	11.6%
iShares TIPS Bond ETF	6.2%
iShares ESG Aware MSCI EM ETF	5.3%
iShares ESG Aware MSCI USA Small-Cap ETF	4.1%
iShares Developed Real Estate Index Fund, Class K	3.1%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares MSCI Canada ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	0.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	36.3%
iShares ESG Aware U.S. Aggregate Bond ETF	29.0%
iShares ESG Aware MSCI EAFE ETF	11.6%
iShares TIPS Bond ETF	6.2%
iShares ESG Aware MSCI EM ETF	5.3%
iShares ESG Aware MSCI USA Small-Cap ETF	4.1%
iShares Developed Real Estate Index Fund, Class K	3.1%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares MSCI Canada ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	0.9%
(a)	Excludes short-term securities.

C000220943 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2035 Fund
Class Name	Class K Shares
Trading Symbol	LEJKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2035 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2(a)	0.04%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 2	[23]
Expense Ratio, Percent	0.04%	[23],[24]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares	0.91%	10.31%	6.89%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2035 Fund Custom Benchmark	0.95	10.14	6.94
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,520,624
Holdings Count | Holding	12
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,520,624
Number of Portfolio Holdings	12
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	64.7%
Fixed-Income Funds	35.2%
Money Market Funds	13.0%
Liabilities in Excess of Other Assets	(12.9)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	36.3%
iShares ESG Aware U.S. Aggregate Bond ETF	29.0%
iShares ESG Aware MSCI EAFE ETF	11.6%
iShares TIPS Bond ETF	6.2%
iShares ESG Aware MSCI EM ETF	5.3%
iShares ESG Aware MSCI USA Small-Cap ETF	4.1%
iShares Developed Real Estate Index Fund, Class K	3.1%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares MSCI Canada ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	0.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	36.3%
iShares ESG Aware U.S. Aggregate Bond ETF	29.0%
iShares ESG Aware MSCI EAFE ETF	11.6%
iShares TIPS Bond ETF	6.2%
iShares ESG Aware MSCI EM ETF	5.3%
iShares ESG Aware MSCI USA Small-Cap ETF	4.1%
iShares Developed Real Estate Index Fund, Class K	3.1%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares MSCI Canada ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	0.9%
(a)	Excludes short-term securities.

C000220944 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2040 Fund
Class Name	Institutional Shares
Trading Symbol	LEKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2040 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4(a)	0.08%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 4	[25]
Expense Ratio, Percent	0.08%	[25],[26]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares	0.55%	10.12%	8.13%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2040 Fund Custom Benchmark	0.66	10.48	8.07
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 12,124,890
Holdings Count | Holding	12
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,124,890
Number of Portfolio Holdings	12
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	76.0%
Fixed-Income Funds	23.8%
Money Market Funds	4.5%
Liabilities in Excess of Other Assets	(4.3)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	42.4%
iShares ESG Aware U.S. Aggregate Bond ETF	19.0%
iShares ESG Aware MSCI EAFE ETF	13.7%
iShares ESG Aware MSCI EM ETF	6.3%
iShares TIPS Bond ETF	4.8%
iShares ESG Aware MSCI USA Small-Cap ETF	4.7%
iShares Developed Real Estate Index Fund, Class K	3.7%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares MSCI Canada ETF	1.8%
iShares MSCI Emerging Markets Small-Cap ETF	1.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	42.4%
iShares ESG Aware U.S. Aggregate Bond ETF	19.0%
iShares ESG Aware MSCI EAFE ETF	13.7%
iShares ESG Aware MSCI EM ETF	6.3%
iShares TIPS Bond ETF	4.8%
iShares ESG Aware MSCI USA Small-Cap ETF	4.7%
iShares Developed Real Estate Index Fund, Class K	3.7%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares MSCI Canada ETF	1.8%
iShares MSCI Emerging Markets Small-Cap ETF	1.1%
(a)	Excludes short-term securities.

C000220946 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2040 Fund
Class Name	Investor A Shares
Trading Symbol	LEKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2040 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$16(a)	0.33%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 16	[27]
Expense Ratio, Percent	0.33%	[27],[28]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares	0.46%	9.86%	7.86%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2040 Fund Custom Benchmark	0.66	10.48	8.07
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 12,124,890
Holdings Count | Holding	12
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,124,890
Number of Portfolio Holdings	12
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	76.0%
Fixed-Income Funds	23.8%
Money Market Funds	4.5%
Liabilities in Excess of Other Assets	(4.3)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	42.4%
iShares ESG Aware U.S. Aggregate Bond ETF	19.0%
iShares ESG Aware MSCI EAFE ETF	13.7%
iShares ESG Aware MSCI EM ETF	6.3%
iShares TIPS Bond ETF	4.8%
iShares ESG Aware MSCI USA Small-Cap ETF	4.7%
iShares Developed Real Estate Index Fund, Class K	3.7%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares MSCI Canada ETF	1.8%
iShares MSCI Emerging Markets Small-Cap ETF	1.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	42.4%
iShares ESG Aware U.S. Aggregate Bond ETF	19.0%
iShares ESG Aware MSCI EAFE ETF	13.7%
iShares ESG Aware MSCI EM ETF	6.3%
iShares TIPS Bond ETF	4.8%
iShares ESG Aware MSCI USA Small-Cap ETF	4.7%
iShares Developed Real Estate Index Fund, Class K	3.7%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares MSCI Canada ETF	1.8%
iShares MSCI Emerging Markets Small-Cap ETF	1.1%
(a)	Excludes short-term securities.

C000220945 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2040 Fund
Class Name	Class K Shares
Trading Symbol	LEKKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2040 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.03%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 1	[29]
Expense Ratio, Percent	0.03%	[29],[30]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares	0.62%	10.19%	8.18%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2040 Fund Custom Benchmark	0.66	10.48	8.07
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 12,124,890
Holdings Count | Holding	12
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,124,890
Number of Portfolio Holdings	12
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	76.0%
Fixed-Income Funds	23.8%
Money Market Funds	4.5%
Liabilities in Excess of Other Assets	(4.3)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	42.4%
iShares ESG Aware U.S. Aggregate Bond ETF	19.0%
iShares ESG Aware MSCI EAFE ETF	13.7%
iShares ESG Aware MSCI EM ETF	6.3%
iShares TIPS Bond ETF	4.8%
iShares ESG Aware MSCI USA Small-Cap ETF	4.7%
iShares Developed Real Estate Index Fund, Class K	3.7%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares MSCI Canada ETF	1.8%
iShares MSCI Emerging Markets Small-Cap ETF	1.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	42.4%
iShares ESG Aware U.S. Aggregate Bond ETF	19.0%
iShares ESG Aware MSCI EAFE ETF	13.7%
iShares ESG Aware MSCI EM ETF	6.3%
iShares TIPS Bond ETF	4.8%
iShares ESG Aware MSCI USA Small-Cap ETF	4.7%
iShares Developed Real Estate Index Fund, Class K	3.7%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares MSCI Canada ETF	1.8%
iShares MSCI Emerging Markets Small-Cap ETF	1.1%
(a)	Excludes short-term securities.

C000220948 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2045 Fund
Class Name	Institutional Shares
Trading Symbol	LEHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2045 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3(a)	0.07%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 3	[31]
Expense Ratio, Percent	0.07%	[31],[32]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares	0.45%	11.07%	8.98%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2045 Fund Custom Benchmark	0.38	10.79	9.02
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 9,357,955
Holdings Count | Holding	12
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,357,955
Number of Portfolio Holdings	12
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	86.6%
Fixed-Income Funds	13.2%
Money Market Funds	3.6%
Liabilities in Excess of Other Assets	(3.4)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	48.2%
iShares ESG Aware MSCI EAFE ETF	15.7%
iShares ESG Aware U.S. Aggregate Bond ETF	10.0%
iShares ESG Aware MSCI EM ETF	7.3%
iShares ESG Aware MSCI USA Small-Cap ETF	5.4%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares TIPS Bond ETF	3.2%
iShares MSCI EAFE Small-Cap ETF	2.6%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	48.2%
iShares ESG Aware MSCI EAFE ETF	15.7%
iShares ESG Aware U.S. Aggregate Bond ETF	10.0%
iShares ESG Aware MSCI EM ETF	7.3%
iShares ESG Aware MSCI USA Small-Cap ETF	5.4%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares TIPS Bond ETF	3.2%
iShares MSCI EAFE Small-Cap ETF	2.6%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.

C000220947 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2045 Fund
Class Name	Investor A Shares
Trading Symbol	LEHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2045 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$16(a)	0.32%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 16	[33]
Expense Ratio, Percent	0.32%	[33],[34]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares	0.39%	10.79%	8.72%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2045 Fund Custom Benchmark	0.38	10.79	9.02
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 9,357,955
Holdings Count | Holding	12
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,357,955
Number of Portfolio Holdings	12
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	86.6%
Fixed-Income Funds	13.2%
Money Market Funds	3.6%
Liabilities in Excess of Other Assets	(3.4)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	48.2%
iShares ESG Aware MSCI EAFE ETF	15.7%
iShares ESG Aware U.S. Aggregate Bond ETF	10.0%
iShares ESG Aware MSCI EM ETF	7.3%
iShares ESG Aware MSCI USA Small-Cap ETF	5.4%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares TIPS Bond ETF	3.2%
iShares MSCI EAFE Small-Cap ETF	2.6%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	48.2%
iShares ESG Aware MSCI EAFE ETF	15.7%
iShares ESG Aware U.S. Aggregate Bond ETF	10.0%
iShares ESG Aware MSCI EM ETF	7.3%
iShares ESG Aware MSCI USA Small-Cap ETF	5.4%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares TIPS Bond ETF	3.2%
iShares MSCI EAFE Small-Cap ETF	2.6%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.

C000220949 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2045 Fund
Class Name	Class K Shares
Trading Symbol	LEHKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2045 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.02%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 1	[35]
Expense Ratio, Percent	0.02%	[35],[36]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares	0.44%	11.05%	9.03%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2045 Fund Custom Benchmark	0.38	10.79	9.02
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 9,357,955
Holdings Count | Holding	12
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,357,955
Number of Portfolio Holdings	12
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	86.6%
Fixed-Income Funds	13.2%
Money Market Funds	3.6%
Liabilities in Excess of Other Assets	(3.4)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	48.2%
iShares ESG Aware MSCI EAFE ETF	15.7%
iShares ESG Aware U.S. Aggregate Bond ETF	10.0%
iShares ESG Aware MSCI EM ETF	7.3%
iShares ESG Aware MSCI USA Small-Cap ETF	5.4%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares TIPS Bond ETF	3.2%
iShares MSCI EAFE Small-Cap ETF	2.6%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	48.2%
iShares ESG Aware MSCI EAFE ETF	15.7%
iShares ESG Aware U.S. Aggregate Bond ETF	10.0%
iShares ESG Aware MSCI EM ETF	7.3%
iShares ESG Aware MSCI USA Small-Cap ETF	5.4%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares TIPS Bond ETF	3.2%
iShares MSCI EAFE Small-Cap ETF	2.6%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.

C000220951 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2050 Fund
Class Name	Institutional Shares
Trading Symbol	LEGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2050 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3(a)	0.06%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 3	[37]
Expense Ratio, Percent	0.06%	[37],[38]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares	0.16%	11.06%	9.47%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2050 Fund Custom Benchmark	0.19	10.98	9.58
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 9,384,305
Holdings Count | Holding	12
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,384,305
Number of Portfolio Holdings	12
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	94.5%
Fixed-Income Funds	5.3%
Money Market Funds	1.7%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	52.6%
iShares ESG Aware MSCI EAFE ETF	17.3%
iShares ESG Aware MSCI EM ETF	8.0%
iShares ESG Aware MSCI USA Small-Cap ETF	5.9%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares ESG Aware U.S. Aggregate Bond ETF	3.8%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.2%
iShares TIPS Bond ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	1.3%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	52.6%
iShares ESG Aware MSCI EAFE ETF	17.3%
iShares ESG Aware MSCI EM ETF	8.0%
iShares ESG Aware MSCI USA Small-Cap ETF	5.9%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares ESG Aware U.S. Aggregate Bond ETF	3.8%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.2%
iShares TIPS Bond ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	1.3%
(a)	Excludes short-term securities.

C000220950 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2050 Fund
Class Name	Investor A Shares
Trading Symbol	LEBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2050 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$15(a)	0.31%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 15	[39]
Expense Ratio, Percent	0.31%	[39],[40]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares	(0.04)%	10.79%	9.19%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2050 Fund Custom Benchmark	0.19	10.98	9.58
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 9,384,305
Holdings Count | Holding	12
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,384,305
Number of Portfolio Holdings	12
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	94.5%
Fixed-Income Funds	5.3%
Money Market Funds	1.7%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	52.6%
iShares ESG Aware MSCI EAFE ETF	17.3%
iShares ESG Aware MSCI EM ETF	8.0%
iShares ESG Aware MSCI USA Small-Cap ETF	5.9%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares ESG Aware U.S. Aggregate Bond ETF	3.8%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.2%
iShares TIPS Bond ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	1.3%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	52.6%
iShares ESG Aware MSCI EAFE ETF	17.3%
iShares ESG Aware MSCI EM ETF	8.0%
iShares ESG Aware MSCI USA Small-Cap ETF	5.9%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares ESG Aware U.S. Aggregate Bond ETF	3.8%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.2%
iShares TIPS Bond ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	1.3%
(a)	Excludes short-term securities.

C000220952 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2050 Fund
Class Name	Class K Shares
Trading Symbol	LEPKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2050 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.01%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 1	[41]
Expense Ratio, Percent	0.01%	[41],[42]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares	0.15%	11.13%	9.52%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2050 Fund Custom Benchmark	0.19	10.98	9.58
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 9,384,305
Holdings Count | Holding	12
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,384,305
Number of Portfolio Holdings	12
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	94.5%
Fixed-Income Funds	5.3%
Money Market Funds	1.7%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	52.6%
iShares ESG Aware MSCI EAFE ETF	17.3%
iShares ESG Aware MSCI EM ETF	8.0%
iShares ESG Aware MSCI USA Small-Cap ETF	5.9%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares ESG Aware U.S. Aggregate Bond ETF	3.8%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.2%
iShares TIPS Bond ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	1.3%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	52.6%
iShares ESG Aware MSCI EAFE ETF	17.3%
iShares ESG Aware MSCI EM ETF	8.0%
iShares ESG Aware MSCI USA Small-Cap ETF	5.9%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares ESG Aware U.S. Aggregate Bond ETF	3.8%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.2%
iShares TIPS Bond ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	1.3%
(a)	Excludes short-term securities.

C000220955 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2055 Fund
Class Name	Institutional Shares
Trading Symbol	LEEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2055 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3(a)	0.06%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 3	[43]
Expense Ratio, Percent	0.06%	[43],[44]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares	0.03%	11.20%	9.65%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2055 Fund Custom Benchmark	0.09	11.04	9.75
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,566,948
Holdings Count | Holding	12
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,566,948
Number of Portfolio Holdings	12
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.3%
Money Market Funds	6.0%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(5.9)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.8%
iShares ESG Aware MSCI EAFE ETF	18.1%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	6.1%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.2%
iShares TIPS Bond ETF	0.4%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.8%
iShares ESG Aware MSCI EAFE ETF	18.1%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	6.1%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.2%
iShares TIPS Bond ETF	0.4%
(a)	Excludes short-term securities.

C000220953 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2055 Fund
Class Name	Investor A Shares
Trading Symbol	LEVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2055 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$15(a)	0.31%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 15	[45]
Expense Ratio, Percent	0.31%	[45],[46]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares	(0.11)%	10.89%	9.37%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2055 Fund Custom Benchmark	0.09	11.04	9.75
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,566,948
Holdings Count | Holding	12
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,566,948
Number of Portfolio Holdings	12
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.3%
Money Market Funds	6.0%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(5.9)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.8%
iShares ESG Aware MSCI EAFE ETF	18.1%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	6.1%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.2%
iShares TIPS Bond ETF	0.4%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.8%
iShares ESG Aware MSCI EAFE ETF	18.1%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	6.1%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.2%
iShares TIPS Bond ETF	0.4%
(a)	Excludes short-term securities.

C000220954 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2055 Fund
Class Name	Class K Shares
Trading Symbol	LEVKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2055 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.01%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 1	[47]
Expense Ratio, Percent	0.01%	[47],[48]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares	0.11%	11.28%	9.70%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2055 Fund Custom Benchmark	0.09	11.04	9.75
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,566,948
Holdings Count | Holding	12
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,566,948
Number of Portfolio Holdings	12
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.3%
Money Market Funds	6.0%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(5.9)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.8%
iShares ESG Aware MSCI EAFE ETF	18.1%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	6.1%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.2%
iShares TIPS Bond ETF	0.4%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.8%
iShares ESG Aware MSCI EAFE ETF	18.1%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	6.1%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.2%
iShares TIPS Bond ETF	0.4%
(a)	Excludes short-term securities.

C000220956 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2060 Fund
Class Name	Institutional Shares
Trading Symbol	LEZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2060 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3(a)	0.06%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 3	[49]
Expense Ratio, Percent	0.06%	[49],[50]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares	(0.08)%	11.10%	9.61%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2060 Fund Custom Benchmark	0.08	11.05	9.75
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,797,347
Holdings Count | Holding	12
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,797,347
Number of Portfolio Holdings	12
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.8%
Money Market Funds	7.5%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(7.3)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	55.0%
iShares ESG Aware MSCI EAFE ETF	18.2%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	0.9%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	55.0%
iShares ESG Aware MSCI EAFE ETF	18.2%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	0.9%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.

C000220958 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2060 Fund
Class Name	Investor A Shares
Trading Symbol	LEZAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2060 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$15(a)	0.31%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 15	[51]
Expense Ratio, Percent	0.31%	[51],[52]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares	(0.18)%	10.86%	9.35%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2060 Fund Custom Benchmark	0.08	11.05	9.75
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,797,347
Holdings Count | Holding	12
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,797,347
Number of Portfolio Holdings	12
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.8%
Money Market Funds	7.5%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(7.3)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	55.0%
iShares ESG Aware MSCI EAFE ETF	18.2%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	0.9%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	55.0%
iShares ESG Aware MSCI EAFE ETF	18.2%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	0.9%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.

C000220957 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2060 Fund
Class Name	Class K Shares
Trading Symbol	LEZKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2060 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.01%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 1	[53]
Expense Ratio, Percent	0.01%	[53],[54]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares	(0.03)%	11.14%	9.68%
MSCI USA Index	(1.62)	12.25	12.53
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	(1.11)
LifePath® ESG Index 2060 Fund Custom Benchmark	0.08	11.05	9.75
MSCI USA Extended ESG Focus Index	(2.31)	11.27	11.80

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,797,347
Holdings Count | Holding	12
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,797,347
Number of Portfolio Holdings	12
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.8%
Money Market Funds	7.5%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(7.3)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	55.0%
iShares ESG Aware MSCI EAFE ETF	18.2%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	0.9%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	55.0%
iShares ESG Aware MSCI EAFE ETF	18.2%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	0.9%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.

C000244506 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Diversified Fixed Income Fund
Class Name	Institutional Shares
Trading Symbol	BDVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Diversified Fixed Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
Additional Information Phone Number	(800) 537‑4942
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12	0.24%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[55]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares	2.35%	7.45%	2.81%
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	2.75

Performance Inception Date	Jan. 18, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,141,919,099
Holdings Count | Holding	4,032
Investment Company Portfolio Turnover	273.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,141,919,099
Number of Portfolio Holdings	4,032
Portfolio Turnover Rate	273%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	36.2%
Corporate Bonds	25.4%
U.S. Treasury Obligations	19.5%
Non-Agency Mortgage-Backed Securities	10.9%
Asset-Backed Securities	5.4%
Foreign Agency Obligations	1.7%
Municipal Bonds	0.4%
Common Stocks	0.3%
Investment Companies	0.1%
Floating Rate Loan Interests	0.1%
Other*	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	60.0%
AA/Aa	2.5%
A	9.1%
BBB/Baa	18.5%
BB/Ba	2.3%
B	0.8%
CCC/Caa	0.4%
CC	0.1%
C	0.2%
D	—	%(b)
N/R	6.1%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

*	Ten largest investment types are presented. Additional investment types are found in Other.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000244507 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Diversified Fixed Income Fund
Class Name	Class K Shares
Trading Symbol	BDVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Diversified Fixed Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
Additional Information Phone Number	(800) 537‑4942
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$7	0.14%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[56]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares	2.29%	7.48%	2.86%
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	2.75

Performance Inception Date	Jan. 18, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,141,919,099
Holdings Count | Holding	4,032
Investment Company Portfolio Turnover	273.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,141,919,099
Number of Portfolio Holdings	4,032
Portfolio Turnover Rate	273%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	36.2%
Corporate Bonds	25.4%
U.S. Treasury Obligations	19.5%
Non-Agency Mortgage-Backed Securities	10.9%
Asset-Backed Securities	5.4%
Foreign Agency Obligations	1.7%
Municipal Bonds	0.4%
Common Stocks	0.3%
Investment Companies	0.1%
Floating Rate Loan Interests	0.1%
Other*	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	60.0%
AA/Aa	2.5%
A	9.1%
BBB/Baa	18.5%
BB/Ba	2.3%
B	0.8%
CCC/Caa	0.4%
CC	0.1%
C	0.2%
D	—	%(b)
N/R	6.1%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

*	Ten largest investment types are presented. Additional investment types are found in Other.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000251817 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2070 Fund
Class Name	Institutional Shares
Trading Symbol	LEYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2070 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3(a)	0.06%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 3	[57]
Expense Ratio, Percent	0.06%	[57],[58]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	Since Fund Inception
Institutional Shares	(0.01)%	(2.11)%
MSCI USA Index	(1.62)	(1.86)
Bloomberg U.S. Aggregate Bond Index	2.57	(0.30)
LifePath® ESG Index 2070 Fund Custom Benchmark	0.08	(1.75)
MSCI USA Extended ESG Focus Index	(2.31)	(2.90)

Performance Inception Date	Sep. 24, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,923,756
Holdings Count | Holding	11
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,923,756
Number of Portfolio Holdings	11
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	100.0%
Money Market Funds	3.6%
Fixed-Income Funds	1.1%
Liabilities in Excess of Other Assets	(4.7)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	55.6%
iShares ESG Aware MSCI EAFE ETF	18.4%
iShares ESG Aware MSCI EM ETF	8.5%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.4%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.4%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	55.6%
iShares ESG Aware MSCI EAFE ETF	18.4%
iShares ESG Aware MSCI EM ETF	8.5%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.4%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.4%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.1%
(a)	Excludes short-term securities.

C000251818 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2070 Fund
Class Name	Investor A Shares
Trading Symbol	LEYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2070 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$15(a)	0.31%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 15	[59]
Expense Ratio, Percent	0.31%	[59],[60]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	Since Fund Inception
Investor A Shares	(0.18)%	(2.27)%
MSCI USA Index	(1.62)	(1.86)
Bloomberg U.S. Aggregate Bond Index	2.57	(0.30)
LifePath® ESG Index 2070 Fund Custom Benchmark	0.08	(1.75)
MSCI USA Extended ESG Focus Index	(2.31)	(2.90)

Performance Inception Date	Sep. 24, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,923,756
Holdings Count | Holding	11
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,923,756
Number of Portfolio Holdings	11
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	100.0%
Money Market Funds	3.6%
Fixed-Income Funds	1.1%
Liabilities in Excess of Other Assets	(4.7)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	55.6%
iShares ESG Aware MSCI EAFE ETF	18.4%
iShares ESG Aware MSCI EM ETF	8.5%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.4%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.4%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	55.6%
iShares ESG Aware MSCI EAFE ETF	18.4%
iShares ESG Aware MSCI EM ETF	8.5%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.4%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.4%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.1%
(a)	Excludes short-term securities.

C000251819 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2070 Fund
Class Name	Class K Shares
Trading Symbol	LEYKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2070 Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.01%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 1	[61]
Expense Ratio, Percent	0.01%	[61],[62]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	Since Fund Inception
Class K Shares	0.01%	(2.09)%
MSCI USA Index	(1.62)	(1.86)
Bloomberg U.S. Aggregate Bond Index	2.57	(0.30)
LifePath® ESG Index 2070 Fund Custom Benchmark	0.08	(1.75)
MSCI USA Extended ESG Focus Index	(2.31)	(2.90)

Performance Inception Date	Sep. 24, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,923,756
Holdings Count | Holding	11
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,923,756
Number of Portfolio Holdings	11
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	100.0%
Money Market Funds	3.6%
Fixed-Income Funds	1.1%
Liabilities in Excess of Other Assets	(4.7)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	55.6%
iShares ESG Aware MSCI EAFE ETF	18.4%
iShares ESG Aware MSCI EM ETF	8.5%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.4%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.4%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	55.6%
iShares ESG Aware MSCI EAFE ETF	18.4%
iShares ESG Aware MSCI EM ETF	8.5%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.4%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.4%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.1%
(a)	Excludes short-term securities.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Annualized.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[4]	Annualized.
[5]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[6]	Annualized.
[7]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[8]	Annualized.
[9]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[10]	Annualized.
[11]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[12]	Annualized.
[13]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[14]	Annualized.
[15]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[16]	Annualized.
[17]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[18]	Annualized.
[19]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[20]	Annualized.
[21]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[22]	Annualized.
[23]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[24]	Annualized.
[25]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[26]	Annualized.
[27]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[28]	Annualized.
[29]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[30]	Annualized.
[31]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[32]	Annualized.
[33]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[34]	Annualized.
[35]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[36]	Annualized.
[37]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[38]	Annualized.
[39]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[40]	Annualized.
[41]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[42]	Annualized.
[43]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[44]	Annualized.
[45]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[46]	Annualized.
[47]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[48]	Annualized.
[49]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[50]	Annualized.
[51]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[52]	Annualized.
[53]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[54]	Annualized.
[55]	Annualized.
[56]	Annualized.
[57]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[58]	Annualized.
[59]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[60]	Annualized.
[61]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[62]	Annualized.